PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31
	2009	2010	2011
	$	$	$

Buildings	85,720,215	91,339,302	112,360,504
Plant and machinery	314,607,086	473,066,882	708,782,109
Motor vehicles	1,487,518	1,994,773	2,530,905
Electronic equipment, furniture and fixtures	46,811,898	59,886,131	79,305,774
	448,626,717	626,287,088	902,979,292
Less: Accumulated depreciation	(61,442,832)	(115,637,197)	(185,542,927)
	387,183,885	510,649,891	717,436,365
Construction in progress	89,673,918	60,816,734	202,290,269
Property, plant and equipment, net	476,857,803	571,466,625	919,726,634